Consolidated Balance Sheet Parenthetical - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Due from customers and agents, less allowances	$ 49,223	$ 41,431
Other, less allowances	1,468	1,141
Investments
Other intangible assets, net of accumulated amortization	$ 144,490	$ 133,823
TDS shareholders' equity
Authorized shares	290,000	290,000
Issued shares	132,782	132,749
Outstanding shares	108,966	107,899
Par value	$ 1,328	$ 1,327
Treasury Shares
TDS shareholders' equity
Treasury shares at cost	23,816	24,850
Series A Common Shares
TDS shareholders' equity
Authorized shares	25,000	25,000
Issued shares	7,211	7,179
Outstanding shares	7,211	7,179
Par value per share	$ 0.01	$ 0.01
Par value	$ 72	$ 72
Common Shares
TDS shareholders' equity
Authorized shares	265,000	265,000
Issued shares	125,571	125,570
Outstanding shares	101,755	100,720
Par value per share	$ 0.01	$ 0.01
Par value	$ 1,256	$ 1,255
Common Shares | Treasury Shares
TDS shareholders' equity
Treasury shares at cost	23,816	24,850